SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11. SHARE-BASED COMPENSATION

On May 30, 2024 (the “Effective Date”), the Company adopted the 2024 Share Incentive Plan (the “2024 Plan”). The purpose of the 2024 Plan is to provide employees and service providers with incentives to contribute to the growth and financial performance of the Company. Administered by the Company’s board of directors, the 2024 Plan allows the Company to grant stock options and RSUs to eligible employees and service providers.

Prior to the adoption of the 2024 Share Incentive Plan, the Company maintained several equity incentive plans, including the 2017, 2018, 2019, 2020, 2021, and 2022 Share Incentive Plans (collectively, the “Predecessor Plans”). These plans were designed to attract and retain key personnel through equity-based awards. As of June 30, 2025, no shares remained available for issuance under any of the Predecessor Plans.

The 2024 Plan is intended to serve as a successor to the Predecessor Plans. From and after the Effective Date, no additional awards may be granted under the Predecessor Plans. Any outstanding awards under the Predecessor Plans that are subsequently cancelled or forfeited will be available for issuance under the 2024 Plan. All awards granted after the Effective Date of the 2024 Plan shall be subject to the terms of the 2024 Plan (together with the Predecessor Plans, the “Plans”). The maximum aggregate number of ordinary shares authorized for issuance under the 2024 Plan shall not exceed 12,508,276 plus (i) the sum of any returning shares which become available from time to time, plus (ii) the sum of any shares which, but for the termination of the predecessor plans immediately prior to the effective date, were at such time reserved and available for issuance under the predecessor plans but not issued or subject to outstanding awards, plus (iii) an annual increase on the first day of each calendar year for a period of not more than 10-years beginning on January 1, 2024 and ending on (and including) January 1, 2033, in an amount equal to (x) five and a half percent (5.5%) of the total number of ordinary shares outstanding on the last day of the immediately preceding calendar year or (y) such lesser amount (including zero) that the Company’s board of directors determines for purposes of the annual increase for that calendar year. As of June 30, 2025, 19,971,889 ordinary shares were available to issue under the 2024 Plan.

Options

The following is a summary of options activities during the six months ended June 30, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2024	12,082,166	$1.45	9.1	$—
Granted	353,878	$0.54
Exercised	—	$—
Forfeited	(1,584,194)	$1.31
Expired	(871,255)	$5.91
Outstanding as of June 30, 2025	9,980,595	$1.05	9.0	$4,630,883
Options vested and exercisable as of June 30, 2025	2,468,568	$2.36	8.4	$903,358

For the six months ended June 30, 2025 and 2024, the Group recognized a total employee stock ownership plan expenses of $0.4 million and $(2.3) million, respectively. The expense reduction for the six months ended June 30, 2024 was largely driven by a significant reduction in headcount due to the shift in business strategy in 2024. As of June 30, 2025, unamortized stock compensation expense related to unvested options was $1.9 million, which is expected to be recognized over a weighted-average period of 2.5 years.

The weighted average grant-date fair value per share of stock options granted during the six months ended June 30, 2025 and 2024 was $0.40, and $0.53, respectively.

During the six months ended June 30, 2025, the Group estimated the fair value of stock options using the Black Scholes Option Pricing Model (“BSOPM”) on the grant date. During the six months ended June 30, 2024, the Group estimated the fair value of stock options using the Binomial Option Pricing Model (“BOPM”) on the grant date.

The BSOPM and BOPM require a number of assumptions in order to derive a fair value determination for each type of award. Expected volatility is derived from a combination of the historical volatilities of the Group and select publicly traded peers for a period consistent with the underlying instrument’s expected term. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield curve of a zero-coupon, U.S. Treasury bond on the date the stock option award was granted with a maturity equal to the expected term of the stock option award. Dividend yields are based on the Group’s history and expected future actions. The Group has historically not paid dividends and has no foreseeable plans to pay dividends.

The assumptions used in the BSOPM and BOPM, respectively, were as follows:

Six Months Ended
June 30, 2025
Weighted average expected term (years)	6.0
Weighted average expected volatility	86.8%
Risk-free interest rate	4.1%
Dividend yield	—

Six Months Ended
June 30, 2024
Weighted average expected term (years)	6.0
Weighted average expected volatility	87.4%
Risk-free interest rate	4.6%
Dividend yield	—

RSUs

The following is a summary of RSU activities during the six months ended June 30, 2025:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2024 (1)	5,377,416	$0.75
Granted	269,100	$0.53
Vested	(655,676)	$1.55
Forfeited	(523,183)	$1.36
Unvested as of June 30, 2025 (1)	4,467,657	$0.54

(1)
Included in the unvested awards as of June 30, 2025 and December 31, 2024 were 2,863,500 units that will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company’s publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of June 30, 2025, 2,863,500 Market-based Units remained outstanding.

Time-based Units

For the six months ended June 30, 2025 and 2024, the Group recorded a total share-based compensation expense of $0.1 million and $(1.5) million, respectively, related to awards with service-based vesting conditions (the “Time-based Units”). The expense reduction for the six months ended June 30, 2024 was largely driven by a reduced headcount due to the shift in business strategy in 2024. As of June 30, 2025, total share-based compensation cost not yet recognized related to unvested Time-based Units was $0.8 million, which is expected to be recognized over a weighted-average period of 2.5 years.

The weighted-average grant date fair value of the Time-based Units granted during the six months ended June 30, 2025 and 2024 was $0.53 and $0.76, respectively.

Market-based Units

Compensation expense for the Market-based Units will be recognized over the vesting period of the awards based on the fair value of the award at the grant date, regardless of whether the market condition is satisfied. The fair value of Market-based Units granted is estimated using a Monte Carlo simulation. For the six months ended June 30, 2025, the Group recognized $0.1 million of share-based compensation expense related to the Market-based Units. The Group did not recognize any share-based compensation expense related to the Market-based Units for the six months ended June 30, 2024. As of June 30, 2025, $1.0 million of share-based compensation expense related to the Market-based Units remained to be recognized over a period of 3.7 years.

No Market-based Units were granted during the six months ended June 30, 2025 and 2024.

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items on the consolidated statements of comprehensive loss:

	Six Months Ended June 30,
	2025	2024
Research and development expenses	$(65)	$300
Administrative expenses	637	(3,391)
Equity in loss of affiliate	—	(674)
Total	$572	$(3,765)